Significant accounting judgements estimates and assumptions	12 Months Ended
Dec. 31, 2024
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Significant accounting judgements estimates and assumptions
Note 3. Significant accounting judgements estimates and assumptions
Preparing the consolidated financial statements requires that the Company make future judgments and estimates, apply significant accounting judgments and make assumptions that affect the application of accounting policies and the figures for assets and liabilities, revenue and expenses.
The estimates and judgments used in preparing the consolidated financial statements are constantly evaluated and are based on the historical experience and other factors considered to be fair in accordance with current circumstances. Future profit (loss) may differ from the estimates and evaluations made as of the date of preparation of these consolidated financial statements.

3.1 Significant judgments in the application of accounting policies
Below are the significant judgments other than those involving estimates (Note 3.2) that Management made and that have a material impact on the figures recognized in the consolidated financial statements.
3.1.1 Contingencies
The Company is subject to several claims, trials and other legal proceedings that arose during the ordinary course of business. The Company’s liabilities with respect to such claims, trials and other legal proceedings cannot be estimated with an absolute certainty. Therefore, the Company periodically reviews each contingency status and assesses the potential liability, employing the criteria mentioned in Note 22.3; hence, Management makes estimates mainly with the legal counsel’s assistance.
Contingencies include pending lawsuits for potential damage or third-party claims in the Company’s ordinary course of business and claims from disputes related to the interpretation of applicable legislation.
3.1.2 Environmental remediation
The costs incurred in limiting, neutralizing or preventing environmental pollution are capitalized only if at least one of the following conditions is met: (i) these costs are related to security improvements; (ii) environmental pollution risk is prevented or limited; or (iii) the costs incurred in preparing assets for sale and the carrying amount (which considers these costs) of these assets does not exceed the related recovery value.

The liabilities related to future remediation costs are booked when, based on environmental assessments, the likelihood of occurrence of these liabilities is high and costs may be reasonably estimated. The actual recognition and amount of these provisions is generally based on the commitments acquired by the Company to realize them, such as an approved remediation plan or the sale or disposal of an asset. The provision is recognized on the basis that the future remediation commitment will be required.
The Company measures liabilities based on the best estimate of the present value of future costs using the information currently available and by applying current environmental laws and regulations and the Company’s existing environmental policies.
3.1.3 Business combinations
The acquisition method implies the measurement at fair value of identifiable assets acquired and liabilities assumed in a business combination at acquisition date.
The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create an output. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with necessary skills, knowledge or experience to perform those processes or else it significantly contributes to the ability to produce outputs and is considered unique or scarce or cannot be replaced without significant cost, effort or delay in the ability to continue producing outputs. In cases where an oil and gas property acquisition transaction does not compliance the above conditions, the Company considers that it must be recognized as an asset acquisition.
When the Company determines that it has acquired a business, to determine the fair value of identifiable assets, the Company uses the valuation approach that is most representative for each asset. These methods are the (i) income approach through indirect cash flows (net present value of expected future cash flows) or through the multi-period excess earnings method; (ii) cost approach (replacement value of the asset adjusted by loss due to physical impairment, functional and economic obsolescence); and (iii) market approach through a comparable transaction method.
Also, to determine the fair value of liabilities assumed, the Company considers the likelihood of cash outflows that will be required for each contingency and calculates the estimates with the legal counsel’s assistance based on available information and the litigation and resolution/settlement strategy.
Management significant judgment is required to choose the approach to be used and estimate future cash flows. Actual cash flows and values may differ significantly from expected future cash flows and the related values obtained through the aforementioned valuation techniques.
As of December 31, 2024, 2023 and 2022, the Company has not registered any business combinations.
3.1.4 Joint arrangements
The Company assesses whether it has joint control on an arrangement, analyzing the activities and decisions about these relevant activities that require unanimous consent. The Company determined that the relevant activities for joint arrangements are those related to operating decisions, including the approval of the annual budget and the approval of service suppliers. The considerations made to assess joint control are the same as those needed to determine control on subsidiaries as established in Note 2.3.1.
Judgment is also required to classify a joint arrangement. Which requires that the Company assess its rights and obligations under the agreement.
3.1.5 Functional currency
The functional currency of the Company and its subsidiaries is the USD (Note 2.4.5.1), the currency of the primary economic context in entity operates. To determine the functional currency, the Company makes judgments. The Company reconsiders the functional currency in the event of a change in conditions that may determine the primary economic context.

3.2 Key sources of uncertainty in estimates
Below are the main estimates that entail significant impact in the Company’s assets, liabilities and profit or loss:
3.2.1 Impairment of goodwill
Goodwill is reviewed annually for impairment or more frequently if there are events or changes in circumstances showing that the recoverable amount of the CGU related to goodwill should be analyzed. Whether goodwill is impaired is assessed by considering the recoverable amount of the CGUs to which it is allocated. Impairment is recognized when the recoverable amount of the CGU is lower than its carrying amount (including goodwill).
As of December 31, 2024 and 2023, the Company has goodwill for 22,576 (Note 14) related to the initial business combination.
The assessment of whether goodwill of a CGU or group of CGUs is impaired involves Management estimates on highly uncertain matters, including the assessment of the appropriate group of CGUs for goodwill impairment testing. The Company supervises goodwill for internal management purposes based on its only business segment.
Upon testing goodwill for impairment, the Company uses the approach described in Note 3.2.2.
No goodwill impairment losses were recognized as of December 31, 2024, 2023 and 2022.
3.2.2 Impairment of long
-
lived assets other than goodwill
Long-lived assets are tested for impairment at the lowest level in which there are separately identifiable cash flows largely independent of the cash flows of other groups of assets or CGUs.
In Argentina, oil and gas properties were grouped as follow:
- As of December 31, 2024 and 2023, (i) operated exploitation concessions of unconventional oil and gas; and
(ii) non-operating
concessions of conventional oil and gas.
- As of December 31, 2022, (i) operated exploitation concessions of conventional oil and gas; (ii) operated exploitation concessions of unconventional oil and gas; and (iii) non-operating concessions of conventional oil and gas.
The Company also identified only 1 CGUs in Mexico: (i) operated exploitation concessions of conventional oil and gas, as of December 31, 2024, 2023 and 2022.
To assess whether there is evidence that a CGU may be impaired, external and internal sources of information are analyzed, provided that the events or changes in circumstances show that the book value of an asset or CGU may not be recovered. Some examples of these events are changes in the Group’s business plans, physical damage testing, or, in the case of oil and gas assets, decrease of estimated reserves or increases in estimated future development expenses or dismantling costs, the behavior of Crude oil international prices and demand, the regulatory framework, expected capital investments and changes in demand. Should there be an indication of impairment, the Company estimates the recoverable amount of the asset or CGU.
The recoverable amount of a CGU is the highest of (i) its fair value less selling price or costs of disposal, and (ii) its value in use. When the carrying amount of a CGU exceeds its recoverable amount, the CGU is deemed impaired, and it is reduced to its recoverable amount. Due to the nature of the Company’s activities, the information on the fair value less selling price of an asset or CGU is usually difficult to obtain unless negotiations are underway with potential buyers or similar transactions. Consequently, unless otherwise stated, the recoverable amount used in impairment testing is the value in use.
The value in use of each CGU is estimated using the present value of future net cash flows. Each GGU’s business plans, which are approved annually by the Company, are the main sources of information to determine the value in use.

As the initial step in drafting these plans, the Company establishes different assumptions on market conditions, such as Crude oil, Natural gas and LPG prices. These assumptions consider existing prices, the balance between global supply and demand of Crude oil and Natural gas. Upon assessing the value in use, estimated future cash flows are adjusted to consider the specific risks of the group of assets and are discounted at present value using a discount rate that reflects the current market assessments of the time value of money.
The Company assesses whether there is an indication that previously recognized impairment losses have reversed or decreased as of each reporting date. A previously recognized impairment loss is reversed only if here has been a change in the estimates used in determining the recoverable amount of the asset.
The assessment of whether an asset or CGU is impaired and to which extent involves Company estimates on highly uncertain issues such the effects of inflation on exploitation expenses, discount rates, production profiles, reserves and resources and commodity future prices. It requires that assumptions be made when assessing the proper grouping of items of property, plant and equipment in a CGU. Actual cash flows and values may differ significantly from expected future cash flows and related amounts obtained using discount techniques, which could create major changes in the accounting values of the Group’s assets.
As of December 31, 2024, the Company did not identify indications of reversal or impairment related with goodwill and long -lived assets other than goodwill in Argentina. However, the Company identified reversal of impairment indicators to the CGU in Mexico, mainly resulting from the recovery of the local price of Natural gas. Therefore, the Company performed an impairment testing; using estimated cash flows per CGU, to determine the recoverable amount of the long -lived assets and compare it against carrying amount of CGU.
As result of the analysis performed, for the year ended December 31, 2024 the Company recorded a reversal of impairment of 4,207 related to the CGU operated exploitation concessions of conventional oil and gas exploration and production in Mexico.
As of December 31, 2023, the Company identified impairment indicators, mainly resulting from the decline in the international price of Crude oil in Mexico and local price of Natural gas in Argentina. Therefore, the Company performed an impairment testing; using estimated cash flows per CGU, to determine the recoverable amount of the long -lived assets and compare it against carrying amount of CGU.
As result of the analysis performed, for the year ended December 31, 2023, the Company recorded an impairment of 22,906 related to the CGU operated exploitation concessions of conventional oil and gas exploration and production in Mexico and 1,679 related to the CGU for non-operating
exploitation concessions of conventional oil and gas exploration and production in Argentina.
As of December 31, 2022, the Company did not identify indications of impairment related to goodwill and long-lived assets other than goodwill in Argentina and Mexico.
Main assumptions used
Below are the key assumptions used in assessing the recoverable value of the aforementioned CGUs, if any, and the sensitivity analyses:

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	9.9%	7.4%	12.9%	6.0%	11.9%	7.9%
Discount rates (before taxes)	18.2%	8.3%	21.9%	8.2%	18.7%	11.6%
Prices of Crude oil, Natural gas and LPG
Crude oil (USD/bbl) (1)
2023	—	—	—	—	80.3	72.2
2024	—	—	82.4	73.4	92.8	88.3
2025	73.3	60.7	79.0	70.9	84.0	79.9
2026	70.7	61.6	72.6	64.5	79.3	78.3
2027	67.3	62.9	66.4	61.3	79.3	78.3

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
As from 2028	67.4	61.4	66.4	61.3	79.3	78.3
Natural gas - local prices (USD/MMBTU)
As from	3.0	4.0	2.8	3.3	3.9	3.0
LPG - local prices (USD/tn)
As from	301.8	—	296.3	—	250.4	—

(1)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.
(i)
Discount rates:
 Discount rates represent the present market value of the Company’s specific risks considering the time value of money and the individual risks of the underlying assets that have not been considered in cash flow estimates. The discount rate is calculated based on the Company’s specific circumstances and is derived from the weighted average cost of capital (“WACC”) with the proper adjustments to reflect risks and determine the rate before taxes. The income tax rate used is the tax rate effective in Argentina and Mexico standing at
35
% and
30
%, respectively.
The WACC considers the cost of debt and cost of capital and considered public market data of certain companies deemed comparable (“comparable companies”) based on the industry, region and main activity.
(ii)
Prices of Crude oil, Natural gas and LPG:
Expected commodity prices are based on Management estimates and available market data.
The Company considered discounts for Crude oil prices based on the quality of the Crude oil produced in each CGU. The dynamics of the domestic Crude oil and liquid fuels markets in Argentina and Mexico are also considered. The changes in Brent and Maya prices was estimated using the average market analysis forecasts.
To forecast the local price of Natural gas used the average price received from gas sales in each CGU. Natural gas prices are adjusted by the calorific value of gas produced in each CGU.
The Company’s long-term assumption for Crude oil prices reflects the judgment that the market can produce enough oil to meet global demand sustainably.
(iii)
Production and reserve volumes
: the production level and the reserves is based on the reports certificated by external consultants and different risk factors were also applied to determine the expected value of each type of reserve (Note 32).
Sensitivity to changes in assumptions
Regarding the assessment of the value in use as of December 31, 2024, and 2023, the Company considers that there are no reasonably possible changes in any of the abovementioned main assumptions that may cause the carrying amount of any CGU to decrease its recoverable amount, except for the following:

	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Argentina	Mexico	Argentina (1)	Mexico	Argentina (2)	Mexico

Discount rate (on the basis)	+ 10%		+ 10%		+ 10%
Carrying amount	—	(3,138)	(136)	(2,559)	—	—
Expected prices of Crude oil, Natural gas and LPG	- 10%		- 10%		- 10%
Carrying amount	—	(14,012)	(349)	(13,402)	(41,816)	—

(1)	Related to the non-operating concessions of conventional oil and gas CGU.
(2)	Related to the operated concessions of conventional oil and gas CGU.

The aforementioned sensitivity analysis may not be representative of the actual change in the carrying amount because it is unlikely that the change in the assumptions would occur in isolation as some assumptions may be correlated.
For further information climate-related matters see Note 2.4.19.
As of December 31, 2024, and 2023, the net carrying amount of property, plant and equipment, other intangible assets and right-of-use
assets is disclosed in Note 13, 14 and 15, respectively.
3.2.3 Current and deferred income tax
3.2.3.1 Current income tax
The Company recognizes a current income tax liability as of every year-end,
calculated according to effective laws enacted by the related tax authorities and, if necessary, provisions are recognized based on the amounts payable to tax authorities. However, there are some transactions and calculations which tax assessment is uncertain as sometimes tax regulations are subject to Company interpretation.
When tax treatments are uncertain and it is probable that a tax authority will accept the tax treatment afforded by the Company, income tax is recognized according to their calculations and interpretations. If it is not considered likely, the uncertainty is shown using the most likely amount method or the expected value method depending on the method that best predicts the resolution to the uncertainty.
3.2.3.2 Deferred income tax
Deferred tax assets are reviewed as of each reporting date and are amended according to the probability that the tax base allow the total or partial recovery of these assets. Upon assessing the recognition of deferred tax assets, the Company considers whether it is probable that some or all assets are not realized, which depends on the generation of future taxable profit in the periods in which these temporary differences become deductible. To this end, the Company considers the expected reversal of deferred tax liabilities, future taxable profit projections and tax planning strategies.
The assumptions on the generation of future taxable profit depend on the Company estimates of future cash flows, which are affected by sales and production volumes; Crude oil and Natural gas prices; operating costs; well plugging and abandonment costs; capital expenses; and the judgment on the application of tax laws effective in each jurisdiction.
Insofar as future cash flows and taxable profit substantially differ from the Group’s estimates, the Group’s capacity to realize net deferred tax assets booked at reporting date may be affected. Moreover, future changes in the tax laws in the jurisdictions in which the Group operates may hinder its capacity to obtain tax deductions in future periods.
3.2.4 Well plugging and abandonment
Well plugging and abandonment at the end of the exploitation concession term requires that Company Management calculate the number of wells, the long-term costs of abandonment and the remaining time until abandonment. The technological, cost, policy, environment and safety issues change constantly and may give rise to differences between actual costs and future estimates.
Well plugging and abandonment estimates should be adjusted by the Company at least annually or in the event of changes in the assessment criteria assumed.
Well plugging and abandonment liabilities stand at 32,438 and 15,287, as of December 31, 2024, and 2023, respectively (Note 22.1).
3.2.5 Oil and gas reserves
Oil and gas items of property, plant and equipment are depreciated using the UDP method over total proved reserves (developed and not developed as applicable). Proved oil and gas reserves are those quantities of Natural gas, Crude oil, and LPG which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations.

The useful life of each property, plant and equipment asset is assessed at least annually considering the physical limitations of the goods and the assessments of the economically recoverable reserves in the field in which the asset is located.
There are several uncertainties in the estimate of proved reserves and future production plans, development costs and prices, including several factors that are beyond the Company’s control. In estimating reserves involves a certain degree of uncertainty and depend on the quality of the engineering and geological data available as of the estimate date and their interpretation and judgment.
Reserve estimates are adjusted by changes in the assessment criteria or at least annually. These reserves are based on the estimates certified annually by independent reserve engineering consultant.
The Company uses the information obtained from the reserve calculation in determining the depreciation of assets used in oil and gas areas, and in assessing their recoverability (Note 3.2.1, 3.2.2, 13 and 32).
3.2.6 Share-based payments
The fair value estimate of share-based payments requires the determination of the most appropriate valuation model, which depends on the terms and conditions of the award. This estimate also requires the assessment of the most appropriate input for the valuation model, including the remaining life of stock options, and the shares volatility.
To measure the fair value of share-based payments at grant date, the Company employs the Black & Scholes model. The carrying amount, hypotheses and models used in estimating the fair value of transactions involving share-based payments are disclosed in Note 31.
3.2.7 Agreement signed with Aconcagua related to conventional assets (“transfer of conventional assets”)
On February 23, 2023, the Company approved the agreement signed by its subsidiary Vista Energy Argentina S.A.U. (“Vista Argentina”) with Aconcagua for the operations in the following concessions of the Neuquina Basin, Argentina (the “Transaction”): (i) the Entre Lomas upstream concession located in the Province of Neuquén; (ii) Entre Lomas, Jarilla Quemada, Charco del Palenque, Jagüel de los Machos and 25 de Mayo-Medanito S.E upstream concessions located in the Province of Río Negro (jointly, the “Exploitation Concessions”); (iii) the Entre Lomas and Jarilla Quemada gas transportation concession located in the Province of Río Negro, and (iv) the 25 de Mayo-Medanito S.E. Crude oil transportation concession located in the Province of Río Negro (jointly with the Exploitation concessions the “Concessions”).
The Transaction consists of a
two-phase
operation as described below:

(i)
The First Phase or Operating Period, which became effective on March 1, 2023, (“Effective Date”) and will remain in place until the “Closing Date”, which will be: (i) the date when Vista Argentina has received 4 million barrels of Crude oil and 300 million standard cubic meters (m
3
) of Natural gas (9,300 kilocalories per m
3
); or (ii) February 28, 2027 (“Deadline”), whichever comes first.

If Aconcagua fails to meet the aforementioned point (i) and prior of the Deadline, must pay VISTA the undelivered production according to the average price of the Neuquén Basin for the last 12 months.

(ii)
The Second Phase will begin on Closing Date, and Vista Argentina and Aconcagua will request the Provinces of Río Negro and Neuquén (“the Provinces”) to approve the assignment of the Concessions. Thus, the Second Phase will end when the Concessions are transferred to Aconcagua through province approval and the Transaction will then be formalized.

Under the terms of the Transaction, during the Operating Period, Vista Argentina maintains the ownership of the Concessions, and Aconcagua: (i) pays 26,468 in cash (10,000 on February 15, 2023, (“Signature Date”) and 10,734 and 5,734 in March 2024 and 2025, respectively); (ii) will operate the Concessions on an as is where is
basis, and (iii) pays 100% of Vista’s share capex, operating cost, as well as assumes any other cost, including royalties and taxes related to the operation of Concessions.

The Concession transaction is governed by a joint operating agreement between both parties. Among other issues, it is established that Vista Argentina maintains the right to explore and develop the Vaca Muerta formation in the exploitation concessions, and that it may obtain one or more independent and separate unconventional concessions to develop such resources.
In addition, the Parties signed Natural gas processing and sales agreements whereby Aconcagua undertakes to provide Vista Argentina with certain additional volumes of Natural gas, and to process and deliver the Natural gas applicable to Vista Argentina.
Finally, if Aconcagua fails to comply with its obligations, which either in part or in full exceed 250, Vista Argentina may regain control of the Concessions.
As of December 31, 2023, as a consequence of the Transaction, the Company received 10,000 in cash; and recognized: (i) an initial accounts receivable for a total amount of 205,730 in “Trade and other receivables” under “Receivable related to the transfer of conventional assets” (Note 17); (ii) a disposal of 120,529 and 5,542 in “Property, plant and equipment” and “Goodwill”, respectively (Note 13 and 14), and (iii) a gain of 89,659 in “Other operating income” under “Gain related to transfer of conventional assets” (Note 10.1) resulting from the difference between the initial consideration and the residual value deletion of net assets included in the Transaction.
This consideration is related to the committed funds and the initial credit recognized, which is equivalent to the discounted value of the agreed-upon volumes of Crude oil, Natural gas and LPG to be received during the Operating Period. For the valuation of receivables, the Company has estimated the terms and costs of supplying these volumes and the discount rate applicable.
As of December 31, 2024, the Company received 10,734 related with the Transaction.
For the years ended December 31, 2024 and 2023, the Company recognized 33,570 and 27,539 in the consolidated statement of profit or loss under “Other non-cash
costs related to the transfer of conventional assets”, mainly related to the cost related for supplying the volumes of Crude oil, Natural gas and LPG by Aconcagua under the agreement, which were discounted from the initial credit recognized for the transaction.